9.Selected Quarterly Condensed Consolidated Financial Data (Unaudited) (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Net interest income	$ 200	$ 215	$ 180	$ 156	$ 133	$ 108	$ 118	$ 114	$ 99	$ 705	$ 439
SG&A expense	150	104	87	84	115	84	77	114	140	390	415
Net Income (Loss)	$ 42	$ 111	$ 93	$ 72	$ 17	$ 24	$ 41	$ 0	$ (41)	$ 293	$ 24